Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Intangible Assets, Net [Abstract]
Capitalized internal-use software – in use	$ 3,042,326
Less: accumulated amortization	(516,070)
Capitalized internal-use software – in use, net	2,526,256
Capitalized internal-use software – in development	1,010,581
Intangible assets, net	$ 3,536,837